Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 22	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 24	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
515-235-9328
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:	with a copy to:
Adam U. Shaikh	Veena K. Jain
The Principal Financial Group	Drinker Biddle & Reath LLP
Des Moines, IA 50392	191 N. Wacker Drive, Suite 3700
Chicago, IL 60606-1698
_________________
Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b) of Rule 485
____    on (date) pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, and Principal Shareholder Yield Index ETF
EXPLANATORY NOTE
The filing relates to the Registrant's prospectus for shares of Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, and Principal Shareholder Yield Index ETF which were included in 1933 Act Post-Effective Amendment number 20 (as filed on 10/27/2016, SEC Accession No. 0001572661-16-000234) and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 8th day of November, 2016.

Principal Exchange-Traded Funds
(Registrant)
/s/ M. J. Beer _____________________________________ M. J. Beer Trustee, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Trustee, President and Chief Executive Officer (Principal Executive Officer)	November 8, 2016

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	November 8, 2016

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	November 8, 2016

(E. Ballantine)* __________________________ E. Ballantine	Trustee	November 8, 2016

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	November 8, 2016

(C. Damos)* __________________________ C. Damos	Trustee	November 8, 2016

(N. M. Everett)* __________________________ N. M. Everett	Trustee	November 8, 2016

(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee	November 8, 2016

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	November 8, 2016

(T. Huang)* __________________________ T. Huang	Trustee	November 8, 2016

(K. McMillan)* __________________________ K. McMillan	Trustee	November 8, 2016

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	November 8, 2016

(D. Pavelich)* __________________________ D. Pavelich	Trustee	November 8, 2016

*   Pursuant to Power of Attorney appointing M. J. Beer
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008), for E. A. Nickels on October 27, 2015 (Accession No. 0001572661-15-000049)

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document